UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-7512
Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6620

Date of fiscal year end:	10/31
Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Worldwide Growth Fund, Inc.
July 31, 2006 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)

Consumer Discretionary--17.4%
Altria Group	584,000	46,702,480
CBS, Cl. B	40,613	1,114,014
Christian Dior	330,000	32,906,504
Home Depot	4,505	156,369
McDonald's	220,800	7,814,112
McGraw-Hill Cos.	390,800	22,002,040
News, Cl. A	784,400	15,091,856
Pearson	300,944	4,087,803
		129,875,178
Consumer Products--7.5%
Estee Lauder Cos., Cl. A	20,000	746,400
L'Oreal, ADR	1,840,000	36,892,000
Procter & Gamble	330,000	18,546,000
		56,184,400
Consumer Staples--19.4%
Coca-Cola	446,100	19,851,450
Diageo, ADR	165,000	11,602,800
Groupe Danone, ADR	980,000	26,950,000
LVMH Moet Hennessy Louis Vuitton	122,175	12,276,540
Nestle, ADR	326,600	26,761,604
PepsiCo	241,675	15,317,361
Wal-Mart Stores	183,322	8,157,829
Walgreen	523,000	24,465,940
		145,383,524
Energy--20.4%
BP, ADR	430,000	31,183,600
Chevron	360,800	23,733,424
ConocoPhillips	26,000	1,784,640
Exxon Mobil	640,008	43,354,142
Norsk Hydro, ADR	522,000	15,085,800
Total, ADR	554,316	37,820,981
		152,962,587
Financial--13.0%
American Express	132,850	6,916,171
Ameriprise Financial	45,970	2,050,262
Assicurazioni Generali	239,900	8,578,830
Citigroup	541,284	26,149,430
Deutsche Bank	85,300	9,860,680
Eurazeo	63,193	7,201,596
HSBC Holdings, ADR	100,000	9,096,000
JPMorgan Chase & Co.	264,100	12,048,242
UBS	200,000	10,883,524
Zurich Financial Services	20,500	4,603,044
		97,387,779
Health Care--10.0%
Abbott Laboratories	200,300	9,568,331
Eli Lilly & Co.	87,700	4,978,729
Johnson & Johnson	225,525	14,106,589
Novartis, ADR	143,000	8,039,460
Pfizer	80,754	2,098,796
Roche Holding, ADR	402,000	35,778,000

		74,569,905
Industrial--5.3%
Emerson Electric	110,100	8,689,092
General Electric	771,072	25,206,344
United Parcel Service, Cl. B	80,000	5,512,800
		39,408,236
Information Technology--4.4%
Intel	1,100,941	19,816,938
Microsoft	530,600	12,750,318
		32,567,256
Materials--2.8%
Air Liquide, ADR	474,119	19,140,172
Arkema, ADR	13,857 a	537,130
Yara International, ADR	92,400	1,392,468
		21,069,770

Total Investments (cost $437,922,987)	100.2%	749,408,635
Liabilities, Less Cash and Receivables	(.2%)	(1,166,144)
Net Assets	100.0%	748,242,491

ADR - American Depository Receipts
a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)